Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:(4)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Southern First Total Shareholder Return	S&P US BMI Banks – Southeast Region Total Shareholder Return	Net Income ($ in thousands)	Growth in Tangible Book Value(5)
2022	$ 930,645	648,353	503,035	318,392	$ 107.67	$ 104.16	$ 29,115	4.82%
2021	1,279,479	1,940,915	528,440	889,758	147.07	128.06	46,711	19.41%
2020	1,252,932	918,502	463,220	454,178	83.20	89.66	18,328	9.47%

Company Selected Measure Name	Tangible Book Value
Named Executive Officers, Footnote [Text Block]

(1)	R. Arthur Seaver, Jr. was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2020	2021	2022
Michael D. Dowling	Michael D. Dowling	Michael D. Dowling
F. Justin Strickland	Calvin C. Hurst	Calvin C. Hurst
Calvin C. Hurst	William M. Aiken, III	William M. Aiken, III
Silvia T. King	Silvia T. King	Silvia T. King

Peer Group Issuers, Footnote [Text Block]	The Peer Group Total Share Return (“TSR”) set forth in this table utilizes the S&P US BMI Banks – Southeast Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P US BMI Banks – Southeast Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 930,645	$ 1,279,479	$ 1,252,932
PEO Actually Paid Compensation Amount	$ 648,353	1,940,915	918,502
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for CEO	Exclusion of Change in Pension Value for CEO	Exclusion of Stock Awards and Option Awards for CEO	Inclusion of Pension Service Cost for CEO	Inclusion of Equity Values for CEO	Compensation Actually Paid to CEO
2022	$ 930,645	(50,741)	(122,280)	108,328	(217,558)	648,353
2021	1,279,479	(240,559)	(318,235)	112,730	1,107,500	1,940,915
2020	1,252,932	(341,801)	(212,024)	104,024	115,371	918,502

Non-PEO NEO Average Total Compensation Amount	$ 503,035	528,440	463,220
Non-PEO NEO Average Compensation Actually Paid Amount	$ 318,392	889,758	454,178
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Exclusion of Change in Pension Value for Non-CEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non- CEO Named Executive Officers	Average Inclusion of Pension Service Cost for Non-CEO NEOs	Average Inclusion of Equity Values for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs
2022	$ 503,035	(8,421)	(70,311)	18,527	(124,438)	318,392
2021	528,440	(32,674)	(114,407)	20,391	488,008	889,758
2020	463,220	(37,862)	(90,460)	18,131	101,149	454,178

Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO	Total - Inclusion of Equity Values for CEO
2022	$ 91,500	(291,290)	(17,768)	(217,558)
2021	640,991	436,186	30,323	1,107,500
2020	184,919	(57,293)	(12,255)	115,371

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs	Total - Average Inclusion of Equity Values for Non- CEO NEOs
2022	$ 45,750	(134,948)	(35,240)	(124,438)
2021	232,561	224,092	31,355	488,008
2020	132,399	(21,197)	(10,053)	101,149

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Actually Paid versus Company Performance. The relationship between compensation actually paid and our company’s financial performance over the three-year period shown in the table above is described in the following bullet points.

Chief Executive Officer

• From 2021 to 2022, compensation actually paid to our CEO decreased by $1.3 million or 66.6%. Over this same period, our company’s TSR decreased by 26.8%, net income decreased by 37.7%, and TBV increased by 4.8%. The key factor that drove the changes in compensation actually paid during the year was a decrease in equity value which is based on the Company’s stock performance at various dates during the year, partially offset by increases in salary and discretionary bonus.

• From 2020 to 2021, compensation actually paid to the CEO increased by $1.0 million, or 111.3%. Over this same period, the company’s TSR increased by 76.8%, net income increased by 154.9%, and TBV increased by 19.4%. The key factors that drove the changes in compensation actually paid were an increase in discretionary bonus and the positive TSR performance for the company in 2021 impacting stock values, creating the majority of the overall increase as shown in the table.

Other Named Executive Officers

• From 2021 to 2022, compensation actually paid to the other NEOs decreased by $571,000 or 64.2%. Over this same period, our company’s TSR decreased by 26.8%, net income decreased by 37.7%, and TBV increased by 4.8%. The key factor that drove the changes in compensation actually paid over this period was a decrease in equity value which is based on the Company’s stock performance at various dates during the year, partially offset by increases in salary, including the impact of leadership transitions within the NEO group, and discretionary bonus for each NEO.

• From 2020 to 2021, compensation actually paid to the other NEOs increased by $436,000 or 95.9%. Over this same period, the company’s TSR increased by 76.8%, net income increased by 154.9%, and TBV increased by 19.4%. The key factors that drove the changes in compensation actually paid were an increase in discretionary bonuses and the positive TSR performance for the company in 2021 impacting stock values, creating the majority of the overall increase as shown in the table.

Total Shareholder Return Vs Peer Group [Text Block]

Company TSR versus S&P US BMI Banks – Southeast Region. The relationship between the company’s TSR and the TSR of S&P US BMI Banks - Southeast Region index is shown below:

Comparison of Total Shareholder Return
Assumes Initial Investment of $100

Tabular List [Table Text Block]

Tabular List of Financial Performance Measures. We consider the following to be the most important financial performance measures we use to link compensation actually paid to our NEOs for 2022, to company performance.

•	Tangible Book Value
•	Cumulative Net Charge-offs
•	Total shareholder Return

Total Shareholder Return Amount	$ 107.67	147.07	83.20
Peer Group Total Shareholder Return Amount	104.16	128.06	89.66
Net Income (Loss)	$ 29,115,000	$ 46,711,000	$ 18,328,000
Company Selected Measure Amount	0.0482	0.1941	0.0947
PEO Name	R. Arthur Seaver, Jr.
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	We determined Growth in Tangible Book Value (“TBV”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Net Charge-offs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder Return
PEO [Member] | Exclusion Of Change In Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (50,741)	$ (240,559)	$ (341,801)
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,280)	(318,235)	(212,024)
PEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	108,328	112,730	104,024
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(217,558)	1,107,500	115,371
PEO [Member] | Fair Value Of Equity Awards Granted That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,500	640,991	184,919
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(291,290)	436,186	(57,293)
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,768)	30,323	(12,255)
Non-PEO NEO [Member] | Average Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,421)	(32,674)	(37,862)
Non-PEO NEO [Member] | Average Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,311)	(114,407)	(90,460)
Non-PEO NEO [Member] | Average Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,527	20,391	18,131
Non-PEO NEO [Member] | Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,438)	488,008	101,149
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	45,750	232,561	132,399
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(134,948)	224,092	(21,197)
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (35,240)	$ 31,355	$ (10,053)